Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 24,050	$ 21,282
Other Assets	101,217	100,435
Accrued Liabilities	(187,687)	(150,281)
Derivative Liabilities	(167,469)	(282,138)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(4,799)	(8,028)
Current Portion of Derivative Liabilities	(42,515)	(55,002)
Derivative Liabilities	(167,469)	(282,138)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(665)	(1,634)
Derivative Liabilities	(67)	(271)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(916)	(2,375)
Current Portion of Derivative Liabilities	(4,412)	(20,281)
Derivative Liabilities	(38,678)	(114,723)
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(3,883)	(5,653)
Current Portion of Derivative Liabilities	(37,438)	(33,087)
Derivative Liabilities	(128,724)	(167,144)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	580	300
Other Assets	1,593	2,597
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	347	119
Other Assets	28	0
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	233	181
Other Assets	$ 1,565	$ 2,597